Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	Dreyfus Sustainable U.S. Equity Fund, Inc.
Central Index Key	0000030167
Amendment Flag	false
Document Creation Date	Sep. 27, 2018
Document Effective Date	Sep. 28, 2018
Prospectus Date	Sep. 28, 2018
The Dreyfus Sustainable U.S. Equity Fund, Inc. | Class A
Prospectus:
Trading Symbol	DTCAX
The Dreyfus Sustainable U.S. Equity Fund, Inc. | Class C
Prospectus:
Trading Symbol	DTCCX
The Dreyfus Sustainable U.S. Equity Fund, Inc. | Class I
Prospectus:
Trading Symbol	DRTCX
The Dreyfus Sustainable U.S. Equity Fund, Inc. | Class Z
Prospectus:
Trading Symbol	DRTHX
The Dreyfus Sustainable U.S. Equity Fund, Inc. | Class Y
Prospectus:
Trading Symbol	DTCYX